Financial Instruments by Balance Sheet Grouping (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Short-term investments	$ 30,225		$ 22,318
Long-term investments	16,406		14,149
Other current assets(a)	3,613		3,567
Other noncurrent assets(b)	3,596		3,233
Liabilities
Short-term borrowings, including current portion of long-term debt	6,027	[1],[2]	6,424	[1],[2]
Other current liabilities(c)	9,951		13,812
Long-term debt	30,462	[1],[3],[4]	31,036	[1],[3],[4]
Other noncurrent liabilities(d)	4,767		4,851
Total liabilities	95,481		104,120
Selected Financial Assets and Liabilities [Member]
Assets
Cash and cash equivalents	1,104		947
Short-term investments	30,225		22,318
Long-term investments	16,406		14,149
Other current assets(a)	286	[5]	296	[5]
Other noncurrent assets(b)	1,225	[6]	1,086	[6]
Total selected financial assets	49,246		38,796
Selected Financial Assets and Liabilities [Member]
Liabilities
Short-term borrowings, including current portion of long-term debt	6,027		6,424
Other current liabilities(c)	303	[7]	330	[7]
Long-term debt	30,462		31,036
Other noncurrent liabilities(d)	327	[8]	374	[8]
Total liabilities	$ 37,119		$ 38,164

[1]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.
[2]	The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2013 or December 31, 2012. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs.
[3]	Includes foreign currency debt with fair values of $651 million as of December 31, 2013 and $809 million as of December 31, 2012, which are used as hedging instruments.
[4]	The fair value of our long-term debt (not including the current portion of long-term debt) is $35.1 billion as of December 31, 2013 and $37.5 billion as of December 31, 2012. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.
[5]	As of December 31, 2013, derivative instruments at fair value include interest rate swaps ($90 million), foreign currency swaps ($24 million) and foreign currency forward-exchange contracts ($172 million) and, as of December 31, 2012, include foreign currency swaps ($144 million) and foreign currency forward-exchange contracts ($152 million).
[6]	As of December 31, 2013, derivative instruments at fair value include interest rate swaps ($378 million) and foreign currency swaps ($847 million) and, as of December 31, 2012, include interest rate swaps ($1.0 billion) and foreign currency swaps ($50 million).
[7]	At December 31, 2013, derivative instruments at fair value include foreign currency swaps ($84 million) and foreign currency forward-exchange contracts ($219 million) and, as of December 31, 2012, include foreign currency swaps ($87 million) and foreign currency forward-exchange contracts ($243 million).
[8]	At December 31, 2013, derivative instruments at fair value include interest rate swaps ($301 million) and foreign currency swaps ($26 million) and, as of December 31, 2012, include interest rate swaps ($33 million) and foreign currency swaps ($341 million).